Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Other general and administrative expenses		$ 27,940	$ 13,196
Line of Credit
Related Party Transaction [Line Items]
Proceeds from related party debt	$ 297,000
Repayments of related party debt	$ 297,000
Interest expense, related party		1,000
Due to related parties		0
Affiliated Entity
Related Party Transaction [Line Items]
Expenses of various companies related through common ownership		15,000	11,200
Rent expenses		13,400	10,000
Legal fees		600	600
Direct origination costs		400	400
Other general and administrative expenses		$ 600	$ 200